Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Revenues	$ 159,009	$ 127,892	$ 440,203	$ 378,422
Cost of revenues
Cost of revenues	90,821	78,123	253,168	225,047
Gross profit	68,188	49,769	187,035	153,375
Operating expenses
Research and development, net	22,645	19,562	65,683	65,059
Selling, general and administrative	67,462	48,343	184,353	155,630
Goodwill impairment		386,154		386,154
Total operating expenses	90,107	454,059	250,036	606,843
Operating loss	(21,919)	(404,290)	(63,001)	(453,468)
Financial expenses, net	(634)	(167)	(1,383)	(847)
Loss before income taxes	(22,553)	(404,457)	(64,384)	(454,315)
Income tax benefit	699	343	6,009	2,250
Share in profit (loss) of associated companies	3,778	(952)	1,229	(2,740)
Net loss	(18,076)	(405,066)	(57,146)	(454,805)
Net loss attributable to non-controlling interests		(4)		(54)
Net loss attributable to Stratasys Ltd.	$ (18,076)	$ (405,062)	$ (57,146)	$ (454,751)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted (in Dollars per share)	$ (0.28)	$ (7.35)	$ (0.91)	$ (8.29)
Weighted average ordinary shares outstanding. - basic and diluted (in Shares)	65,018	55,086	62,888	54,851
Comprehensive loss
Net loss	$ (18,076)	$ (405,066)	$ (57,146)	$ (454,805)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2,247)	1,056	(2,105)	(611)
Unrealized gains (losses) on derivatives designated as cash flow hedges	578	(1,851)	2,579	(962)
Other comprehensive income (loss), net of tax	(1,669)	(795)	474	(1,573)
Comprehensive loss	(19,745)	(405,861)	(56,672)	(456,378)
Less: comprehensive loss attributable to non-controlling interests		(4)		(54)
Comprehensive loss attributable to Stratasys Ltd.	(19,745)	(405,857)	(56,672)	(456,324)
Products
Revenues
Revenues	108,888	83,548	299,517	240,597
Cost of revenues
Cost of revenues	54,820	47,339	151,471	126,556
Services
Revenues
Revenues	50,121	44,344	140,686	137,825
Cost of revenues
Cost of revenues	$ 36,001	$ 30,784	$ 101,697	$ 98,491